Finance Income And Finance Cost - Summary Of Detailed Information About Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Finance Cost [Abstract]
Changes in the fair value of derivatives (see Note 27)	$ 96,981	$ 2,804	$ 60,823
Interest on debt and borrowings	71,452	106,548	91,985
Consenting fee (see Note 20)	7,430
Loss on remeasurement of bonds (see Note 20)	6,511
Interest on lease liabilities (see Note 13)	6,022	6,423	5,481
Amortization of deferred debt issue costs	23	1,586	3,262
Finance costs	$ 188,419	$ 117,361	$ 161,551